SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Cash and investments held in Trust Account	$ 61,500,162	$ 60,429,224
Cash and cash equivalent	232,017	459,048	$ 1,487
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and investments held in Trust Account	61,500,162	60,429,224
Cash and cash equivalent	232,017	459,048
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and investments held in Trust Account
Cash and cash equivalent
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and investments held in Trust Account
Cash and cash equivalent